STOCK OPTIONS (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
These options granted and revalued during the year ended December 31, 2015 were valued using the Black-Scholes option pricing model with the following key assumptions:

	Expected life	Risk	Dividend	Forfeiture	Expected	Grant date
Grant date	in years	free rate	rate	rate	volatility	fair value
February 17, 2015	5.00	1.59%	0%	0%	114%	$136,613
July 1, 2014	4.35	1.59%	0%	0%	114%	$1,259,487
June 20, 2014	6.32	1.59%	0%	0%	114%	$118,957
April 11, 2014	4.14	1.59%	0%	0%	114%	$230,930
November 24, 2015	7	1.59%	0%	0%	114%	$694,384
December 14, 2015	7	1.59%	0%	0%	114%	$1,260,437

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of the Company’s outstanding options is as follows

		Weighted-Average
	Number of Options	Exercise Price ($)
Outstanding, December 31, 2013	1,310,665	0.19
Exercised	(1,310,665)	0.19
Issued	3,894,252	0.22
Cancelled	(125,824)	0.17
Outstanding, December 31, 2014	3,768,428	0.22
Cancelled as a result of Merger	(3,768,428)	0.22
Re-issued as part of Merger	3,768,428	0.22
Issued	3,459,560	0.97
Cancelled	(267,379)	0.22
Outstanding, December 31, 2015	6,960,609	0.59

Share-based Compensation, Performance Shares Award Outstanding Activity [Table Text Block]
The following is a summary of stock options outstanding and exercisable as of December 31, 2015:

			Number of
Exercise Price ($)	Number of Options	Expiry Date	Exercisable Options
0.165	500,150	April 1, 2021	354,404
0.23	106,950	June 20, 2021	71,300
0.23	2,972,592	July 1, 2021	2,972,592
0.23	235,917	February 17, 2022	78,643
1.22	650,000	November 24, 2022	-
1.00	2,495,000	December 14, 2022	-
	6,960,609		3,476,939